Related parties (Details)			12 Months Ended
	Nov. 06, 2019	Aug. 28, 2019	Dec. 31, 2023 EUR (€) individual	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of board of directors | individual			9
Amount received till 31/12/2022.					€ 12,600,000
Deferred income other than contract liabilities			€ 1,327,463,000	€ 1,989,230,000	2,364,701,000
Minimum
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Percentage of ownership interest			20.00%
Gilead collaboration agreement for drug discovery platform
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Royalty income related to the commercialization of filgotinib			€ 9,500,000
Gilead collaboration agreement for drug discovery platform | Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred income other than contract liabilities			1,299,163,000	1,529,405,000	1,759,828,000
Collaboration agreement for filgotinib
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred income other than contract liabilities			26,300,000
Collaboration agreement for filgotinib | Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Cross charges receivable relating to development of Filgotinib				5,100,000
Deferred income other than contract liabilities			€ 26,268,000	€ 456,352,000	604,875,000
Key management personnel of entity or parent | Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of board of directors | individual			2
Gilead.
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Percentage of stake	25.10%	22.04%
Percentage of ownership interest			25.35%	25.38%		25.84%
Trade and other receivables			€ 5,198,000	€ 7,877,000	88,246,000
Trade and other payables			€ 585,000		11,580,000
Number of outstanding performance Obligations			2
Gilead. | Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Cross charges receivable relating to development of Filgotinib			€ 2,500,000
Purchase of raw materials, semi-finished products and finished products of Jyseleca				13,539,000	24,867,000
Gilead. | Gilead collaboration agreement for drug discovery platform
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Revenues recognized related to the performance obligations			230,242,000	230,423,000	230,582,000
Deferred income other than contract liabilities			1,300,000,000
Gilead. | Collaboration agreement for filgotinib
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Trade and other receivables					50,000,000
profit and cost sharing receivables					23,800,000
Royalties receivable relating to development of Filgotinib			2,400,000	2,600,000
Total impact on revenue			429,439,000	174,432,000	235,709,000
Deferred income other than contract liabilities			26,300,000
Gilead. | GLPG 1690 License
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Cost reimbursements			299,000	411,000	18,055,000
Filgotinib drug license | Gilead.
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Royalty income related to the commercialization of filgotinib			9,466,000	10,726,000	3,757,000
Cost reimbursements			€ 3,643,000	(2,374,000)	(81,334,000)
included in sales and marketing expenses				31,000	59,699,000
Included in research and development expenditure				€ (31,000)	€ 7,026,000